SHARE-BASED PAYMENTS - Exercise Price Range of Outstanding Share Options (Details) shares in Thousands	12 Months Ended
	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding (in shares) | shares	4,172	10,682	12,085
Options Exercisable (in shares) | shares	2,272
Weighted average remaining life (in years)	3 years
$26.83 – $37.03
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding (in shares) | shares	563
Options Exercisable (in shares) | shares	563
Weighted average remaining life (in years)	3 years
$37.04 – $37.50
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding (in shares) | shares	1,200
Options Exercisable (in shares) | shares	0
Weighted average remaining life (in years)	3 years
$37.51 – $45.50
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding (in shares) | shares	973
Options Exercisable (in shares) | shares	781
Weighted average remaining life (in years)	3 years
$45.51 – $47.71
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding (in shares) | shares	726
Options Exercisable (in shares) | shares	382
Weighted average remaining life (in years)	4 years
$47.72 – $50.46
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding (in shares) | shares	710
Options Exercisable (in shares) | shares	546
Weighted average remaining life (in years)	3 years
Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options | $ / shares	$ 51.47
Minimum | $26.83 – $37.03
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options | $ / shares	26.83
Minimum | $37.04 – $37.50
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options | $ / shares	37.04
Minimum | $37.51 – $45.50
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options | $ / shares	37.51
Minimum | $45.51 – $47.71
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options | $ / shares	45.51
Minimum | $47.72 – $50.46
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options | $ / shares	47.72
Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options | $ / shares		$ 44.68
Maximum | $26.83 – $37.03
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options | $ / shares	37.03
Maximum | $37.04 – $37.50
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options | $ / shares	37.50
Maximum | $37.51 – $45.50
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options | $ / shares	45.50
Maximum | $45.51 – $47.71
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options | $ / shares	47.71
Maximum | $47.72 – $50.46
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options | $ / shares	$ 50.46